FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00248
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THE ADAMS EXPRESS COMPANY
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(Exact name of registrant as specified in charter)

7 Saint Paul Street, Suite 1140, Baltimore, Maryland 21202
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(Address of principal executive offices)

Lawrence L. Hooper, Jr.
The Adams Express Company
7 Saint Paul Street, Suite 1140
Baltimore, Maryland 21202
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(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 752-5900
Date of fiscal year end: December 31
Date of reporting period: September 30, 2012

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS

September 30, 2012

(unaudited)

	Shares	Value (A)
Common Stocks — 98.0%
Consumer Discretionary — 10.0%
BorgWarner, Inc. (C)(F)	110,000	$7,602,100
Coach, Inc.	90,000	5,041,800
Columbia Sportswear Co. (B)	200,000	10,800,000
Lowe’s Companies, Inc.	600,000	18,144,000
Marriott International Inc. (Class A)	300,000	11,730,000
McDonald’s Corp. (F)	240,000	22,020,000
Newell Rubbermaid Inc.	400,000	7,636,000
Ryland Group, Inc.	333,500	10,005,000
Target Corp.	120,000	7,616,400
Walt Disney Co.	360,000	18,820,800

		119,416,100

Consumer Staples — 10.3%
Avon Products, Inc.	359,600	5,735,620
Bunge Ltd.	130,000	8,716,500
Coca-Cola Co.	300,000	11,379,000
CVS/Caremark Corp.	295,000	14,283,900
Diageo plc ADR	50,000	5,636,500
General Mills, Inc.	180,000	7,173,000
PepsiCo, Inc. (G)	250,000	17,692,500
Philip Morris International Inc.	150,000	13,491,000
Procter & Gamble Co.	280,000	19,420,800
Safeway Inc. (B)	340,000	5,470,600
Senomyx, Inc. (B)(C)	1,284,400	2,440,360
Unilever plc ADR	325,000	11,869,000

		123,308,780

Energy — 10.8%
Anadarko Petroleum Corp.	50,000	3,496,000
Chevron Corp. (F)	156,000	18,183,360
CONSOL Energy Inc. (F)	73,700	2,214,685
Exxon Mobil Corp. (G)	105,000	9,602,250
Halliburton Co.	150,000	5,053,500
Kinder Morgan Inc.	140,000	4,972,800
National Oilwell Varco, Inc. (F)	100,000	8,011,000
Noble Corp. (C)	120,000	4,293,600
Peabody Energy Corp.	38,560	859,502
Petroleum & Resources Corp. (D)	2,186,774	57,380,950
Schlumberger Ltd.	120,000	8,679,600
Seadrill Ltd.	40,000	1,568,800
Spectra Energy Corp.	147,580	4,332,949

		128,648,996

Financials — 13.7%
Banks — 4.0%
Fifth Third Bancorp	450,000	6,979,500
Hancock Holding Co.	160,000	4,952,000
PNC Financial Services Group, Inc.	235,000	14,828,500
Wells Fargo & Co.	610,000	21,063,300

		47,823,300

Diversified Financials — 5.7%
Affiliated Managers Group, Inc. (C)	40,000	4,920,000
Bank of America Corp.	930,000	8,211,900
Bank of New York Mellon Corp.	403,775	9,133,390
Capital One Financial Corp.	225,000	12,827,250
JPMorgan Chase & Co.	600,000	24,288,000
T. Rowe Price Group, Inc.	135,000	8,545,500

		67,926,040

Insurance — 3.0%
ACE Ltd. (C)	165,000	12,474,000
AXIS Capital Holdings, Ltd.	220,000	7,682,400
MetLife Inc.	285,000	9,821,100
Prudential Financial, Inc.	100,000	5,451,000

		35,428,500

Real Estate — 1.0%
American Campus Communities, Inc.	90,000	3,949,200
Digital Realty Trust Inc.	45,000	3,143,250
HCP, Inc.	115,000	5,115,200

		12,207,650

Health Care — 13.0%
Amerigroup Corp. (C)	115,000	10,514,450
Bristol-Myers Squibb Co.	159,061	5,368,309
Catamaran Corp. (C)	60,000	5,878,200
Celgene Corp. (C)	120,000	9,168,000
Express Scripts Holding Co. (C)	215,000	13,474,050
Gilead Sciences, Inc. (C)	215,000	14,260,950
Intuitive Surgical, Inc. (C)	5,000	2,478,150
Johnson & Johnson	170,000	11,714,700
Life Technologies Corp. (C)	125,000	6,110,000
McKesson Corp.	116,000	9,979,480
Medtronic, Inc.	350,000	15,092,000
Pfizer Inc.	800,000	19,880,000
Teva Pharmaceutical Industries Ltd. ADR	220,000	9,110,200
UnitedHealth Group Inc.	247,500	13,713,975
Zimmer Holdings, Inc.	115,000	7,776,300

		154,518,764

Industrials — 10.7%
Boeing Co.	150,000	10,443,000
Caterpillar Inc. (F)	120,000	10,324,800
Eaton Corp.	205,000	9,688,300
Emerson Electric Co.	170,000	8,205,900
FedEx Corp.	115,000	9,731,300
General Electric Co.	730,000	16,578,300
Honeywell International Inc.	255,000	15,236,250
Kansas City Southern (F)	50,000	3,789,000
Masco Corp.	725,000	10,911,250
Norfolk Southern Corp.	75,000	4,772,250
Spirit AeroSystems Holdings, Inc. (Class A) (C)	500,000	11,105,000
Terex Corp. (C)(F)	285,000	6,435,300
United Technologies Corp.	127,500	9,981,975

		127,202,625

Information Technology — 19.0%
Semiconductors — 1.4%
Broadcom Corp. (Class A) (C)	100,000	3,458,000
Intel Corp.	570,000	12,927,600

		16,385,600

Software & Services — 8.6%
Automatic Data Processing, Inc.	200,000	11,732,000
Cognizant Technology Solutions Group (Class A) (C)	160,000	11,187,200
eBay Inc. (C)	150,000	7,261,500
Google Inc. (Class A) (C)	22,400	16,900,800
International Business Machines Corp.	90,000	18,670,500
Microsoft Corp.	700,000	20,846,000
Oracle Corp.	500,000	15,745,000

		102,343,000

SCHEDULE OF INVESTMENTS (CONTINUED)

September 30, 2012

(unaudited)

	Principal / Shares	Value (A)
Technology Hardware & Equipment — 9.0%
ADTRAN, Inc. (B)	135,000	$2,332,800
Apple Inc. (G)	88,000	58,718,880
Cisco Systems, Inc.	850,000	16,226,500
F5 Networks, Inc. (C)	30,000	3,141,000
Hewlett-Packard Co.	250,000	4,265,000
NetApp, Inc. (C)	125,000	4,110,000
QUALCOMM Inc.	300,000	18,747,000

		107,541,180

Materials — 3.8%
Air Products and Chemicals, Inc. (F)	30,000	2,481,000
CF Industries Holdings, Inc. (F)	38,531	8,563,129
Cliffs Natural Resources Inc. (F)	65,000	2,543,450
Dow Chemical Co.	360,000	10,425,600
Freeport-McMoRan Copper & Gold Inc.	165,700	6,558,406
Potash Corporation of Saskatchewan Inc. (F)	130,100	5,648,942
Praxair, Inc.	67,500	7,011,900
Teck Resources Ltd. (Class B) (F)	76,000	2,238,200

		45,470,627

Telecom Services — 4.1%
AT&T Corp.	550,000	20,735,000
CenturyLink, Inc.	360,000	14,544,000
Verizon Communications Inc.	300,000	13,671,000

		48,950,000

Utilities — 2.6%
IDACORP, Inc.	112,000	4,846,240
MDU Resources Group, Inc.	274,600	6,052,184
NiSource Inc.	210,000	5,350,800
Northeast Utilities	96,000	3,670,080
South Jersey Industries, Inc.	100,000	5,293,000
Wisconsin Energy Corp.	150,000	5,650,500

		30,862,804

Total Common Stocks (Cost $996,006,124)		1,168,033,966

Short-Term Investments — 2.3%
Money Market Account — 0.6%
M&T Bank, 0.20%	$7,460,793	7,460,793

Money Market Funds — 1.7%
Fidelity Institutional Money Market – Money Market Portfolio (Institutional Class), 0.20% (E)	19,700,152	19,700,152
RBC U.S. Government Money Market (Institutional Class I), 0.01% (E)	10,000	10,000
Vanguard Federal Money Market, 0.01% (E)	10,000	10,000
Western Asset Institutional Government Reserves (Institutional Class), 0.06% (E)	10,000	10,000

		19,730,152

Total Short-Term Investments (Cost $27,190,945)		27,190,945

Securities Lending Collateral — 1.5% (Cost $17,905,387)
Money Market Funds — 1.5%
Invesco Short-Term Investment Trust — Liquid Assets Portfolio (Institutional Class), 0.17% (E)	17,905,387	17,905,387

Total Investments — 101.8% (Cost $1,041,102,456)		1,213,130,298
Cash, receivables, prepaid expenses and other assets, less liabilities — (1.8)%		(21,416,661)

Net Assets — 100.0%		$1,191,713,637

Notes:

(A)	Securities are listed on the New York Stock Exchange or the NASDAQ and are valued at the last reported sale price on the day of valuation.
(B)	A portion of shares held are on loan.
(C)	Presently non-dividend paying.
(D)	Non-controlled affiliate, a closed-end sector fund, registered as an investment company under the Investment Company Act of 1940.
(E)	Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.
(F)	All or a portion of this security is pledged to cover open written call option contracts. Aggregate market value of such pledged securities is $18,318,652.
(G)	All or a portion of this security is pledged to collateralize open written put option contracts with an aggregate market value to deliver upon exercise of $21,982,000.

See accompanying notes.

SCHEDULE OF OUTSTANDING WRITTEN OPTION CONTRACTS

September 30, 2012

(unaudited)

Contracts (100 shares each)	Security	Strike Price	Contract Expiration Date	Value

COVERED CALLS
300	Air Products & Chemicals, Inc.	$90	Dec 12	$12,000
100	BorgWarner, Inc.	82.50	Jan 13	9,500
76	CF Industries Holdings, Inc.	240	Nov 12	25,460
76	CF Industries Holdings, Inc.	250	Jan 13	36,860
100	Caterpillar Inc.	87.50	Oct 12	13,400
100	Caterpillar Inc.	92.50	Nov 12	10,500
100	Caterpillar Inc.	100	Jan 13	9,100
100	Chevron Corp.	115	Dec 12	42,000
195	Cliffs Natural Resources Inc.	45	Oct 12	6,630
250	CONSOL Energy Inc.	35	Oct 12	3,500
100	Kansas City Southern	85	Oct 12	1,500
100	McDonald's Corp.	95	Dec 12	10,200
200	National Oilwell Varco, Inc.	90	Nov 12	10,200
129	National Oilwell Varco, Inc.	90	Jan 13	21,027
325	Potash Corporation of Saskatchewan Inc.	47.50	Dec 12	21,125
190	Teck Resources Ltd. (Class B)	34	Nov 12	8,740
100	Terex Corp.	30	Jan 13	6,000

2,541				247,742

COLLATERALIZED PUTS
100	Boeing Co.	62.50	Nov 12	5,100
100	Boeing Co.	65	Nov 12	8,800
100	BorgWarner, Inc.	55	Oct 12	1,000
100	BorgWarner, Inc.	55	Jan 13	11,500
38	CF Industries Holdings, Inc.	140	Nov 12	950
76	CF Industries Holdings, Inc.	165	Nov 12	3,344
76	CF Industries Holdings, Inc.	165	Jan 13	12,996
100	Caterpillar Inc.	75	Oct 12	1,800
100	Caterpillar Inc.	70	Nov 12	3,800
100	Caterpillar Inc.	72.50	Jan 13	15,600
17	Chevron Corp.	80	Dec 12	238
100	Coach, Inc.	55	Oct 12	13,500
100	Coach, Inc.	50	Nov 12	14,500
100	Diageo plc ADR	80	Oct 12	1,000
360	Dow Chemical Co.	27	Dec 12	28,080
100	FedEx Corp.	80	Oct 12	4,100
100	FedEx Corp.	82.50	Oct 12	8,800
100	FedEx Corp.	75	Jan 13	13,100
10	Google Inc. (Class A)	720	Oct 12	11,800
100	International Business Machines Corp.	175	Oct 12	1,000
200	International Business Machines Corp.	180	Oct 12	2,800
100	Kansas City Southern	70	Oct 12	6,000
240	Noble Corp.	34	Dec 12	36,000
67	Praxair, Inc.	90	Jan 13	9,380
120	Schlumberger Ltd.	60	Nov 12	3,240
100	Terex Corp.	15	Jan 13	5,500

2,804				223,928

	Total Option Liability (Unrealized Gain of $297,847)			$471,670

See accompanying notes.

NOTES TO SCHEDULES OF INVESTMENTS AND OUTSTANDING WRITTEN OPTION CONTRACTS (Unaudited)

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1. SIGNIFICANT ACCOUNTING POLICIES

The Adams Express Company (the Fund) is registered under the Investment Company Act of 1940 as a diversified investment company. The Fund is an internally-managed closed-end fund.

Affiliated Companies - Investments in companies 5% or more of whose outstanding voting securities are held by the Fund are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940.

Security Transactions - Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of specific identification.

Security Valuation - The Fund's investments are reported at fair value as defined under accounting principles generally accepted in the United States of America. Investments in securities traded on a national security exchange are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options and money market funds) are valued at amortized cost, which approximates fair value. Purchased and written options are valued at the last quoted bid and asked price, respectively. Money market funds are valued at net asset value on the day of valuation.

Various inputs are used to the determine the fair value of the Fund's investments. These inputs are summarized in the following three levels:

  Level 1 -- fair value is determined based on market data obtained from independent sources; for example, quoted prices in active markets for identical investments,
  Level 2 -- fair value is determined using other assumptions obtained from independent sources; for example, quoted prices for similar investments,
  Level 3 -- fair value is determined using the Fund's own assumptions, developed based on the best information available in the circumstances.

The Fund's investments at September 30, 2012 were classified as follows:

	Level 1	Level 2	Level 3	Total
Stocks	$1,168,033,966	$--	$--	$1,168,033,966
Short-term investments	27,190,945	--	--	27,190,945
Securities lending collateral	17,905,387	--	--	17,905,387

Total investments	$1,213,130,298	$--	$--	$1,213,130,298

Written options	$(471,670)	$--	$--	$(471,670)

There were no transfers into or from Level 1 or Level 2 during the quarter ended September 30, 2012.

2. FEDERAL INCOME TAXES

For federal income tax purposes, the identified cost of securities at September 30, 2012 was $1,046,116,706 and net unrealized appreciation aggregated $167,013,592, of which the related gross unrealized appreciation and depreciation were $263,501,559 and $(96,487,967), respectively.

3. INVESTMENT TRANSACTIONS

The Fund's investment decisions are made by a committee of management, and recommendations to that committee are made by the research staff.

The Fund is subject to changes in the value of equity securities held (equity price risk) in the normal course of pursuing its investment objectives. The Fund may purchase and write option contracts to increase or decrease its equity price risk exposure or may write option contracts to generate additional income. Option contracts generally entail risks associated with counterparty credit, liquidity, and unfavorable equity price movements. The Fund has mitigated counterparty credit and liquidity risks by trading its options through an exchange. The risk of unfavorable equity price movements is limited for purchased options to the premium paid and for written options by writing only covered call or collateralized put option contracts, which require the Fund to segregate certain securities or cash at its custodian when the option is written.

When the Fund writes (purchases) an option, an amount equal to the premium received (paid) by the Fund is recorded as a liability (asset) and is subsequently marked to market daily in the Statement of Assets and Liabilities, with any related change recorded as an unrealized gain or loss in the Statement of Operations. Premiums received (paid) from unexercised options are treated as realized gains (losses) on the expiration date. Upon the exercise of written put (purchased call) option contracts, premiums received (paid) are deducted from (added to) the cost basis of the underlying securities purchased. Upon the exercise of written call (purchased put) option contracts, premiums received (paid) are added to (deducted from) the proceeds from the sale of underlying securities in determining whether there is a realized gain or loss.

4. PORTFOLIO SECURITIES LOANED

The Fund makes loans of securities to approved brokers to earn additional income. It receives as collateral cash deposits, U.S. Government securities, or bank letters of credit valued at 102% of the value of the securities on loan. The market value of the loaned securities is calculated based upon the most recent closing prices and any additional required collateral is delivered to the Fund on the next business day. Cash deposits are placed in a registered money market fund. The Fund accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. At September 30, 2012, the Fund had outstanding securities on loan of $17,095,039 and held cash collateral of $17,905,387. The Fund is indemnified by its lending agent for loss of loaned securities and has the right under the lending agreement to recover the securities from the borrower on demand.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Form N-Q Certifications.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Adams Express Company

By:	/s/ Douglas G. Ober
Douglas G. Ober
Chairman and Chief Executive Officer
(Principal Executive Officer)

Date:	October 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas G. Ober
Douglas G. Ober
Chairman and Chief Executive Officer
(Principal Executive Officer)

Date:	October 19, 2012

By:	/s/ Brian S. Hook
Brian S. Hook
Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date:	October 19, 2012